SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2016
SHARE-BASED COMPENSATION [Abstract]
Schedule of fair value of the options granted, estimated on the date of grant using the option-pricing models with assistance from Marsh, an independent valuation firm, with assumptions used
	Years ended December 31,
	2014	2016
	Using binomial model	Using binomial model
Risk-free interest rate	2.6%	2.0%
Volatility	54%	50%
Expected term (in years)	10	10
Exercise price	$1.097	$1.227
Dividend yield	-	-

Summary of information with respect to share options outstanding
	Options outstanding				Options exercisable
		Weighted	Weighted	Weighted		Weighted	Weighted	Weighted
		average	average	average		average	average	average
	Number	remaining	exercise	intrinsic	Number of	remaining	exercise	intrinsic
Range of exercise prices	outstanding	contractual life	price	value	exercisable	contractual life	price	value

$0.08~$0.18	1,469,135	1.78	$0.18	$514	1,469,100	1.78	$0.18	$514
$0.2~$0.3	400,000	0.77	$0.28	$102	399,999	0.77	$0.28	$102
$0.35~$0.38	1,059,802	0.77	$0.36	$184	1,059,792	0.77	$0.36	$184
$0.873~$1.3	142,517,623	7.37	$0.97	-	77,563,638	6.53	$0.87	-
	145,446,560			$800	80,492,529			$800

Summary of the activity of the stock options granted
		Weighted	Weighted
		average	average
		exercise	grant date
	Number of shares	price	fair value

Balance, January 1, 2015	117,848,006	$0.81	$0.68

Exercised	(3,089,784)	$0.44	$0.28
Forfeited	(1,875,825)	$0.87	$0.65

Balance, December 31, 2015	112,882,397	$0.82	$0.69

Granted	39,752,430	$1.227	$0.54
Exercised	(2,637,393)	$0.44	$0.33
Forfeited	(4,550,874)	$0.09	$1.60

Balance, December 31, 2016	145,446,560	$0.96	$0.63

Exercisable, December 31, 2016	80,492,529	$0.85

Expected to vest, December 31, 2016	64,954,031	$1.09

Summary of the nonvested restricted shares activity
	Weighted	Weighted
	number of	average fair value
	nonvested	per ordinary
	restricted	share at the
	shares	grant dates
Outstanding as of December 31, 2014	5,712,993	1.10
Granted	6,025,092	0.97
Vested	(2,084,511)	1.04
Forfeited	(3,643,836)	1.04

Outstanding as of December 31, 2015	6,009,738	1.02

Granted	14,244,837	1.00
Vested	(2,648,934)	1.02
Forfeited	(1,670,433)	1.02

Outstanding as of December 31, 2016	15,935,208	1.00

Share-based compensation attributable to selling and marketing, research and development and general and administrative expenses and loss from the operations of the discontinued operations
	Years ended December 31,
	2014	2015	2016

Gross amount:
Selling and marketing	$193	$243	$770
Research and development	916	781	1,363
General and administrative	18,983	25,481	21,411
	20,092	26,505	23,544
Expense from the discontinued operations	3,512	1,736	-

Total share-based compensation expense	$23,604	$28,241	$23,544